                               DYKEMA GOSSETT PLLC
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005
                              Tel.: (202) 906-8600
                               Fax: (202) 906-8694

                                 August 1, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

           Re: John Hancock Trust / Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

      On behalf of John Hancock Trust (the "Trust"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the "Act") the Trust's preliminary proxy statement on Schedule 14A under the Act (the "Proxy Statement") relating to a special meeting of shareholders of the Growth & Income Trust, one of the separate series of the Trust, to be held on October 17, 2005. It is proposed that the Proxy Statement will first be sent to shareholders on or about September 1, 2005.

      The Proxy Statement is also a preliminary information statement on
Schedule 14C under the Act and is being separately filed as such with the Commission pursuant to Rule 14c-5 under the Act.

      Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.

                                                  Very truly yours,

                                                  /s/ Bruce W. Dunne

                                                  Bruce W. Dunne

Enclosures